Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - Common Class A [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary equity shares authorized	300,000,000	300,000,000
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares outstanding	25,000,000	25,000,000